UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1.  Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 80.7%

	Shares	Value
Argentina — 1.9%
America Airports *	104,731	$883,929
Globant *	25,401	1,442,523

		2,326,452

Brazil — 6.2%
Hapvida Participacoes e Investimentos *	164,939	1,266,816
Petroleo Brasileiro ADR	331,760	3,327,553
Rumo *	874,176	3,180,970

		7,775,339

Chile — 0.8%
Liberty Latin America, Cl C *	54,509	1,056,384

China — 19.8%
Angang Steel	3,177,836	2,867,787
Baidu ADR *	6,530	1,586,790
Brilliance China Automotive Holdings	2,011,466	3,630,430
China Everbright International	1,502,200	1,941,547
China National Building Material	3,906,000	3,868,436
CITIC Securities	1,491,000	2,979,928
Ctrip.com International ADR *	14,166	674,726
Sands China	592,997	3,170,784
Semiconductor Manufacturing International *	3,027,313	3,935,860

		24,656,288

Egypt — 1.9%
Commercial International Bank Egypt SAE GDR	488,896	2,420,035

Ghana — 3.7%
Tullow Oil *	1,444,777	4,673,308

Greece — 3.2%
Eurobank Ergasias *	2,215,509	2,315,124
National Bank of Greece *	5,257,804	1,614,499

		3,929,623

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hungary — 1.6%
OTP Bank	53,741	$ 1,946,463

India — 6.0%
Adani Ports & Special Economic Zone	225,600	1,228,675
Cipla	173,016	1,557,182
Escorts	110,313	1,403,406
Motherson Sumi Systems	291,300	1,210,437
United Spirits *	213,325	2,070,356

		7,470,056

Indonesia — 0.9%
United Tractors	504,057	1,111,528

Kazakhstan — 1.1%
KAZ Minerals *	121,127	1,348,112

Mexico — 0.5%
Fomento Economico Mexicano ADR	7,329	643,413

Morocco — 0.6%
Vivo Energy * (A)	380,592	744,070

Panama — 1.7%
Copa Holdings, Cl A	22,320	2,111,918

Philippines — 0.9%
BDO Unibank	463,300	1,089,505

Russia — 7.8%
LUKOIL PJSC ADR	5,142	351,610
Sberbank of Russia PJSC ADR	404,597	5,840,048
Yandex, Cl A *	98,284	3,528,395

		9,720,053

South Africa — 0.4%
Group	69,647	548,284

South Korea — 10.0%
E-MART	5,157	1,177,619

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
Hyundai Engineering & Construction	28,770	$ 1,484,321
ING Life Insurance Korea	49,948	1,875,571
Korea Electric Power	22,880	656,940
Samsung Engineering *	173,036	2,429,801
SK Hynix	63,286	4,866,407

		12,490,659

Taiwan — 2.5%
MediaTek	112,500	1,106,975
Taiwan Semiconductor Manufacturing	288,220	2,046,661

		3,153,636

Thailand — 2.1%
CP ALL NVDR	499,515	1,108,191
Minor International NVDR	1,503,446	1,474,856

		2,583,047

Turkey — 1.6%
Turk Hava Yollari AO *	210,789	622,999
Turkcell Iletisim Hizmetleri	496,970	1,320,205

		1,943,204

United Arab Emirates — 1.6%
Emaar Properties PJSC	1,469,688	1,970,821

Vietnam — 0.1%
Hoa Phat Group JSC *	24,300	40,644
Vincom Retail JSC *	28,700	48,503

		89,147

Zambia — 3.8%
First Quantum Minerals	322,451	4,748,091

TOTAL COMMON STOCK (Cost $100,908,878)		100,549,436

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2018 (Unaudited)

EQUITY-LINKED WARRANTS — 12.7%

	Shares	Value

China — 7.2%
Hangzhou Hikvision Digital Technology, Expires 01/03/19	68,950	$ 386,908
Hangzhou Hikvision Digital Technology, Expires 08/22/18	26,875	148,701
Hangzhou Hikvision Digital Technology, Expires 08/22/18	693,925	3,893,905
Han’s Laser Technology Industry Group, Expires 04/09/19	361,466	2,898,141
Spring Airlines Co, Expires 06/03/19	308,750	1,630,306

		8,957,961

Saudi Arabia — 3.5%
Al Tayyar Travel Group Holding, Expires 02/24/21	73,080	523,208
Al Tayyar Travel Group Holding, Expires 05/24/18	26,120	186,255
National Commercial Bank, Expires 10/21/20	10,300	132,809
National Commercial Bank, Expires 10/21/20	176,765	2,279,227
Savola Group, Expires 01/24/20	121,589	1,195,605

		4,317,104

Vietnam — 2.0%
Hoa Phat Group JSC, Expires 03/29/19	182,000	304,013
Hoa Phat Group JSC, Expires 07/24/18	72,800	120,389
Hoa Phat Group JSC, Expires 11/20/20	436,227	721,387
Vincom Retail JSC, Expires 11/23/20	815,800	1,363,138

		2,508,927

TOTAL EQUITY-LINKED WARRANTS (Cost $15,006,562)		15,783,992

PREFERRED STOCK (A) — 6.2%

Brazil — 1.5%
Lojas Americanas	444,942	1,919,748

South Korea — 4.7%
Samsung Electronics	172,654	5,832,591

TOTAL PREFERRED STOCK (Cost $8,666,686)		7,752,339

TOTAL INVESTMENTS— 99.6% (Cost $124,582,126)		$ 124,085,767

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2018 (Unaudited)

Percentages are based on Net Assets of $124,578,207.
*	Non-income producing security.
(A)	Currently, no rate available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
SAE	Egyptian Joint Stock Company

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$2,326,452	$—	$—	$2,326,452
Brazil	7,775,339	—	—	7,775,339
Chile	1,056,384	—	—	1,056,384
China	24,656,288	—	—	24,656,288
Egypt	2,420,035	—	—	2,420,035
Ghana	4,673,308	—	—	4,673,308
Greece	3,929,623	—	—	3,929,623
Hungary	1,946,463	—	—	1,946,463
India	7,470,056	—	—	7,470,056
Indonesia	1,111,528	—	—	1,111,528
Kazakhstan	1,348,112	—	—	1,348,112
Mexico	643,413	—	—	643,413
Morocco	744,070	—	—	744,070
Panama	2,111,918	—	—	2,111,918
Philippines	1,089,505	—	—	1,089,505
Russia	9,720,053	—	—	9,720,053
South Africa	548,284	—	—	548,284
South Korea	12,490,659	—	—	12,490,659
Taiwan	3,153,636	—	—	3,153,636
Thailand	2,583,047	—	—	2,583,047
Turkey	1,943,204	—	—	1,943,204
United Arab Emirates	—	1,970,821	—	1,970,821
Vietnam	89,147	—	—	89,147
Zambia	4,748,091	—	—	4,748,091

Total Common Stock	98,578,615	1,970,821	—	100,549,436

Equity-Linked Warrants
China	8,957,961	—	—	8,957,961
Saudi Arabia	4,317,104	—	—	4,317,104
Vietnam	2,508,927	—	—	2,508,927

Total Equity-Linked Warrants	15,783,992	—	—	15,783,992

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2018 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock
Brazil	$1,919,748	$—	$—	$1,919,748
South Korea	5,832,591	—	—	5,832,591

Total Preferred Stock	7,752,339	—	—	7,752,339

Total Investments in Securities	$122,114,946	$1,970,821	$—	$124,085,767

During the period ended June 30, 2018, securities with a total value of $1,970,821 transferred from Level 1 to Level 2 as a result of fair valuation of foreign securities. For the period ended June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at period end. As of June 30, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0300

Item 2.  Controls and Procedures

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)    Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: August 29, 2018